Earnings/Losses per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings/Losses per Share (Abstract)
Net income/(loss)	$ (4,460)	$ 3,380
Weighted average common shares outstanding, basic	80,780,384	63,364,120
Basic earnings/(loss) per share	$ (0.055)	$ 0.053
Effect of dilutive securities
Dilutive effect of non-vested shares	0	74,718
Weighted average common shares outstanding, diluted	80,780,384	63,438,838
Diluted earnings/(loss) per share	$ (0.055)	$ 0.053